INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 4:	INVENTORIES, NET

	December 31,
	2025	2024
Raw materials, parts and supplies	$1,231	$1,225
Finished products	978	1,296

	$2,209	$2,521

As of December 31, 2025 and 2024, inventory is presented net of write offs for slow inventory in the amount of approximately $2,858 and $2,525, respectively.